Flowthrough Share Premium Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Balance, end of the year	$ 1,223
Flow Through premium Liability [Member]
Disclosure of defined benefit plans [line items]
Balance, beginning of the year	0	$ 3,124	$ 7,644
Flow-through funds raised	3,889
Flow-through eligible expenditures	(3,345)	(3,124)	(4,520)
Balance, end of the year	544	0	3,124
Expenditures [Member]
Disclosure of defined benefit plans [line items]
Balance, beginning of the year	0	7,290	18,079
Flow-through funds raised	8,750
Flow-through eligible expenditures	(7,527)	(7,290)	(10,789)
Balance, end of the year	$ 1,223	$ 0	$ 7,290